UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23417

X-Square Balanced Fund, LLC

(Exact name of Registrant as specified in charter)

Popular Center

209 Munoz Rivera, Suite 1111

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 282-1621

Joshua B. Deringer

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1 – Proxy Voting Record.

Issuer's Name	Security's TIC	CUSIP	Shaderholder Meeting Date	Brief Identification of the Matter Voted on	Whether the matter was proposed by the Issuer or a security-holder	How X-Square cast its vote (for the proposal, against the proposal, or abstain)	Whether X-Square cast its vote with or against management	Proxy Vote (link)
PHILIP MORRIS INTERNATIONAL INC.	PM	718172109	5/4/2021	• To elect directors to serve for the ensuing year • To ratify the selection of independent auditors • To vote on approval of executive compensation	Porposed by the Issuer	For the proposal	With management	https://philipmorrisinternational.gcs-web.com/static-files/0a865a21-e5b3-4265-8786-a238d823ac65
SUNCOR ENERGY	SU	867224	4/29/2021	• To elect directors to serve for the ensuing year
• To ratify the selection of KPMG as independent auditors       • To consider and, if deemed fit, approve an amendment to the Suncor Energy Inc. Stock Option Plan to increase the number of common shares reserved for issuance thereunder by 15,000,000 common shares.
				• To consider and, if deemed fit, approve an advisory resolution on Suncor's approach to executive compensation disclosed in the Management Proxy Circular of Suncor Energy Inc. dated February 24, 2021.	Porposed by the Issuer	For the proposal	With management	https://www.suncor.com/en-ca/investor-centre/financial-reports/annual-disclosure
Advanced Micro Devices, Inc.	AMD	007903	4/6/2021	•Approve the issuance of shares of common stock, par value $0.01 per share, of AMD to the stockholders of Xilinx, Inc. ("Xilinx") in connection with the merger contemplated by the Agreement and Plan of Merger, dated October 26, 2020, as it may be amended from time to time, by and among AMD, Thrones Merger Sub, Inc., a wholly owned subsidiary of AMD, and Xilinx (the "AMD share issuance proposal").
				• Approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the Special Meeting to approve the AMD share issuance proposal or to ensure that any supplement or amendment to the accompanying joint proxy statement/prospectus is timely provided to the stockholders of AMD.	Porposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/007903/20210210/MERGR_456507.PDF
Lennar	LEN	526057104	4/6/2021	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To ratify the appointment of Deloitte & Touche LLP as Lennar's independent registered public accounting firm for the fiscal year ending November 30, 2016
• To approve, on an advisory basis, the compensation of Lennar's named executive officers
				• To approve a stockholder proposal regarding our common stock voting structure, if properly presented at the annual meeting	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/526057/20210216/NPS_455475/?page=1
MISSION PRODUCE INC	AVO	60510V	4/12/2021	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
				• To ratify the appointment of Deloitte & Touche LLP as Lennar's independent registered public accounting firm for the fiscal year ending November 30, 2016	Porposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/60510V/20210218/NPS_455455.PDF
BANK OF AMERICA	BOFA	60505104	4/19/2021	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To approve our executive compensation (an advisory, non-binding "say on pay" resolution)
• To ratify the appointment of our independent registered public accounting firm for 2021
• To amend and restating the Bank of America Corporation Key Employee Equity Plan.
• Shareholder proposal requesting amendments to our proxy access by law.
• Shareholder proposal requesting amendments to allow shareholders to act by written consent.
•Shareholder proposal requesting a change in organizational form.
				•Shareholder proposal requesting a racial equity audit.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://investor.bankofamerica.com/annual-reports-and-proxy-statements
CALAVO GROWERS	CVGW	128246	4/21/2021	Vote on election of directors	Porposed by the Issuer	For the proposal	With management	http://ir.calavo.com/financial-information/sec-filings/
Vote on ratification of appointment of Deloitte & Touche LLP as independent registered public accounting firm of Calavo Growers, Inc. for the year ending October 31, 2021
Vote on advisory vote approving the executive compensation disclosed in the accompanying proxy statement Approval of the CALAVO GROWERS 2020 Equity Incentive Plan .
Lockheed Martin Corporation	LMT	539830109	4/21/2021	•Vote on election of directors
• Vote on ratification of the appointment of Deloitte & Touche LLP as independent auditors for 2021      • •Vote on the approval, on an advisory basis, of the compensation of named executive officers (say-on-pay)
				• Vote on Stockholder Proposal to Adopt Stockholder Action By Written Consent • • • Stockholder Proposal to issue a Report on Human Rights Due Diligence.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	http://www.envisionreports.com/LMT/2021/1DC08FE21F/index.html?voting=false
Johnson & Johnson	J	478160	4/21/2021	1. Electon of directors.
2. Advisory Vote to Approve Named Executive Officer Compensation.
3. Ratification of Appointment of PricewaterhouseCoopers LLP as the Independent Registered Public Accounting Firm for 2021.
4. Report on Government Financial Support and Access to COVID-19 Vaccines and Therapeutics.
5. Independent Board Chair.
6. Civil Rights Audit.
				7. Executive Compensation Bonus Deferral	Porposed by the Issuer	For the proposal	With management	https://www.investor.jnj.com/annual-meeting-materials/2021-proxy-statement
FASTENAL COMPANY	FAST	311900	4/24/2021	•Vote on election of directors • Vote on ratification of the appointment of KPMG LLP as independent auditors for 2021 • •Vote on • • Approval, by non-binding vote, of executive compensation.	Porposed by the Issuer	For the proposal	With management	https://investor.fastenal.com/financial-results/annual-reports/default.aspx
EQUITY LIFESTYLE PROPRETIES	ELS	29472R	4/27/2021	•Vote on election of directors
• Vote on ratification of the appointment of E&Y LLP as independent auditors for 2021
				• Approval on a non-binding, advisory basis of our executive compensation as disclosed in the Proxy Statement	Porposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/29472R/20210219/NPS_458230.PDF
BAUSCH HEALTH COMPANIES, INC.	BHC	71734	4/27/2021	1. Election of directors.
2. The approval, in an advisory vote, of the compensation of our Named Executive Officers.
				3. To appoint PricewaterhouseCoopers LLP as the auditors for the Company to hold office until the close of the 2022 Annual Meeting of Shareholders and to authorize the Company's Board of Directors to fix the auditors' remuneration.	Porposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/071734/20210301/NPS_458031/?page=1
TRUIST FINANCIAL CORPORATION	TFC	89832Q	4/26/2021	1. Election of directors.
2. Ratification of the appointment of PricewaterhouseCoopers LLP as Truist's independent registered public accounting firm for 2021.
				3. Advisory vote to approve Truist's executive compensation program.	Porposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/89832Q/20210219/NPS_457109.PDF
OFG Bancorp	OFG	67103X102	4/27/2021	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To approve, on an advisory basis, the compensation of the company's named executive officers as set forth in the proxy statement
				• To ratify the selection of the company's independent registered public accounting firm for 2021	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/default.aspx?ticker=67103X
Berkshire Hathaway Inc.	BRK/B	84670702	4/30/2021	Vote on election of directors. Shareholder proposal regarding the reporting of climate-related risks and opportunities. Shareholder proposal regarding diversity and inclusion reporting.	Proposed by the Issuer	For the proposal	With management
Ally Financial Inc	ALLY	02005N	5/4/2021	1. Election of directors.
2. Advisory vote on executive compensation.
3. Ratification of the Audit Committee's engagement of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2021.
4. Advisory vote on the frequency of the stockholder advisory vote on executive compensation.
5. Approval of the Ally Financial Inc. Incentive Compensation Plan, amended and restated effective as of May 4, 2021
6. Approval of the Ally Financial Inc. Non-Employee Directors Equity Compensation Plan, amended and restated effective as of May 4, 2021.
				7. Approval of the Ally Financial Inc. Employee Stock Purchase Plan, amended and restated effective as of May 4, 2021.	Porposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/02005N/20210308/NPS_458089/?page=1
UNITED RENTALS , INC	URI	911363	5/6/2021	1. Election of directors. 2. Ratification of Appointment of Public Accounting Firm. 3. Advisory Approval of Executive Compensation. 4. Stockholder Proposal to Improve Shareholder Written Consent.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/911363/20210309/NPS_459110.PDF
EXXON MOBIL CORP	XOM	30231G	5/25/2021	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. Advisory Approval of Executive Compensation.
4. Independent Chairman.
5. Special Shareholder Meetings.
6. Report on Scenario Analysis.
7. Report on Environmental Expenditures.
8. Report on Political Contributions.
9. Report on Lobbying.
				10. Report on Climate Lobbying.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/30231G/20210310/NPS_457880.PDF
General dynamics Corporation	GD	369550108	5/4/2021	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
				• To ratify the selection of independent auditors • To vote on approval of executive compensation • To vote on shareholder Proposal to reduce the ownership threshold required to call a Special Shareholder meeting.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/369550/20210309/NPS_460118.PDF
Paypal Holdings, Inc	PYPL	70450Y103	5/25/2021	Vote on election of directors
Ratification of the appointment of PricewaterhouseCoopers LLP as our independent auditor for 2021.
Advisory vote to approve the compensation of our named executive officers.
Stockholder proposal - Stockholder right to act by written consent.
				Stockholder Proposal - Assessing Inclusion in the Workplace.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/70450Y/20210330/NPS_464176/?page=1
Popular Inc	BPOP	733174700	5/5/2021	• To elect 3 directors assigned to "Class 1" of the Board of Directors of the Corporation;
• To approve an advisory vote of the Corporation's executive compensation;
• To ratify the appointment of PricewaterhouseCoopers LLP as the Corporation's independent registered public accounting firm for 2021
				•To approve, on an advisory basis, the frequency of future advisory votes on the Corporation's executive compensation.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/733174/20210312/NPS_460078/?page=1
TRACTOR SUPPLY COMPANY	TSCO	892356	5/5/2021	Vote on election of directors
To ratify the re-appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 25, 2021.
Say on Pay - An advisory vote to approve executive compensation.
				Stockholder Proposal titled "Transition to Public Benefit Corporation".	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	http://www.envisionreports.com/TSCO/2021/3CA11FE21E/default.htm?voting=false
PULTEGROUP, INC	PHM	745867	5/11/2021	Vote on election of directors
To ratify the re-appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year 2021.
				Say on Pay - An advisory vote to approve executive compensation.	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/745867/20210319/NPS_460267.PDF
AMGEN INC.	AMGN	031162	5/17/2021	1. Election of Directors
2. Advisory vote to approve our executive compensation.
				3. To ratify the selection of Ernst & Young LLP as our independent registered public accountants for the fiscal year ending December 31, 2021.	Proposed by the Issuer	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/031162/20210319/NPS_461780.PDF
JPMorgan Chase & Co	JPM	46625H100	5/17/2021	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To vote on the ratification of the independent registered public accounting firm       • To vote on advisory resolution to approve executive compensation       • To vote on independent board chariman - require an independent chair
• Improve shareholder written consent
• Racial equity audit and report
• Political and electioneering expenditure congruency report
				• Approval of Amended and Restated Long-Term Incentive Plan effective May 18, 2021	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://www.jpmorganchase.com/ir/annual-report
Advanced Micro Devices, Inc.	AMD	7903107	5/18/2021	•Vote on election of directors
• Vote on ratification of the appointment of Ernst & Young LLP AMD's independent registered public accounting firm for the current fiscal year
				• Advisory vote to approve the executive compensation of our named executive officers.	Porposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/007903/20210323/NPS_461638.PDF
Chevron Corp	CVX	166764	5/25/2021	• Vote on election of directors
• Ratification of Appointment of PricewaterhouseCoopers LLP as Independent Registered Public Accounting Firm.
• Advisory Vote to Approve Named Executive Officer Compensation.
• Reduce Scope 3 Emissions.
• Report on Impacts of Net Zero 2050 Scenario.
• Shift to Public Benefit Corporation.
• Report on Lobbying.
• Independent Chair.
				• Special Meetings.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/166764/20210330/NPS_462665.PDF
Chubb Limited	CB	H1467J	5/18/2021	Various votes	Porposed by the Issuer	For the proposal	With management	http://www.envisionreports.com/CB/2021/1C008FE21E/default.htm?voting=false
ALTRIA GROUP, INC.	MO	02209S103	5/19/2021	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
				• Ratification of the Selection of Independent Registered Public Accounting Firm. • Non-Binding Advisory Vote to Approve the Compensation of Altria's Named Executive Officers. • Shareholder Proposal - Review and Report on Underage Tobacco Prevention Policies and Marketing Practices. • Shareholder Proposal - Disclosure of Lobbying Policies and Practices.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/02209S/20210330/NPS_462067.PDF
The Home Depot Inc	HD	437076	5/19/2021	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• Ratification of the Appointment of KPMG LLP.       • Non-• Advisory Vote to Approve Executive Compensation ("Say-on-Pay").       • Shareholder Proposal Regarding Amendment of Shareholder Written Consent Right.      • Shareholder Proposal Regarding Political Contributions Congruency Analysis.
				• Shareholder Proposal Regarding Report on Prison Labor in the Supply Chain	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://ir.homedepot.com/financial-reports/current-forms
MarshMcLennan	MMC	571748	5/19/2021	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• Advisory (Nonbinding) Vote to Approve Named Executive Officer Compensation.
				• Ratification of Selection of Independent Registered Public Accounting Firm.	Proposed by the Issuer	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://news-investors.mmc.com/reporting/annual-reports-proxy-statements?c=113872&p=proxy
First BanCorp	FBP	318672	5/20/2021	• To elect directors
• To approve on a non-binding basis the 2020 compensation of First BanCorp's named executive officers.
				• To ratify the appointment of Crowe LLP as our independent registered public accounting firm for our 2021 fiscal year.	Proposed by the Issuer	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/318672/20210331/NPS_463422/?page=1
DOLLAR GENERAL CORPORATION	DG	256677	5/25/2021	1. Election of Directors
2. To approve, on an advisory (non-binding) basis, the resolution regarding the compensation of Dollar General Corporation's named executive officers as disclosed in the proxy statement.
3. To ratify the appointment of Ernst & Young LLP as Dollar General Corporation's independent registered public accounting firm for fiscal 2021.
4. To approve the Dollar General Corporation 2021 Stock Incentive Plan.
5. To approve an amendment to the amended and restated charter of Dollar General Corporation to allow shareholders holding 25% or more of our common stock to request special meetings of shareholders.
				6. To vote on a shareholder proposal regarding shareholders' ability to call special meetings of shareholders.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/256677/20210319/NPS_461178.PDF
EXXON MOBIL CORP	XOM	30231G	5/25/2021	Various votes	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/30231G/20210310/NPS_457880.PDF
Amazon.com Inc	AMZN	23135106	5/25/2021	Various votes	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/023135/20210405/NPS_464652.PDF
SHOPIFY	SHOP	82509L	5/20/2021	1. Election of directors
2. Appointment of the Auditors Resolution approving the re-appointment of PricewaterhouseCoopers LLP as auditors of Shopify Inc. and authorizing the Board of Directors to fix their remuneration.
3. Approval of Stock Option Plan Resolution approving the second amendment and restatement of Shopify Inc.'s Stock Option Plan and approving all unallocated options under the Stock Option Plan, as amended, all as disclosed in the Management Information Circular for the Meeting.
4. Approval of Long Term Incentive Plan Resolution approving the second amendment and restatement of Shopify Inc.'s Long Term Incentive Plan and approving all unallocated awards under the Long Term Incentive Plan, as amended, all as disclosed in the Management Information Circular for the Meeting.
				5. Advisory Vote on Executive Compensation Non-binding advisory resolution that the shareholders accept Shopify Inc.'s approach to executive compensation as disclosed in the Management Information Circular for the Meeting.	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/82509L/20210413/SECIN_466249.PDF
Facebook, Inc	FB	30303M102	5/30/2021	Vote on election of directors.
To ratify the appointment of Ernst & Young LLP as Facebook, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2021.
To approve an amendment to the director compensation policy.
A shareholder proposal regarding dual class capital structure.
A stockholder proposal regarding an independent chair.
A shareholder proposal regarding child exploitation.
A shareholder proposal regarding human/civil rights expert on board.
A shareholder proposal regarding platform misuse.
				A shareholder proposal regarding public benefit corporation.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/30303M/20210401/NPS_466719/?page=1
ETFMG PRIME CYBER SECURITY ETF	HACK	26924G	5/27/2021	To approve the Agreement and Plan of Reorganization (the "Plan") approved by the Board of Trustees of ETF Managers Trust, which provides for the reorganization of the Target Funds into the corresponding acquiring funds (together, the "Acquiring Funds"), each a newly created series of ETF Series Solutions ("ESS") (the "Reorganization").	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/MC6991/20210322/NPS_466533.PDF
Achieve Life Sciences Inc	ACHV	004468	5/10/2021	1. Vote Board of Directors 2. To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/004468/20210315/NPS_458969.PDF
United Parcel Services, inc	UPS	911312	5/11/2021	Various votes	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/911312/20210323/ARNPS_460538.PDF
Zebra Technologies Corp	ZBRA	989207	5/13/2021	1. Vote Board of Directors
2. To ratify the appointment of E&Y LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.
				3. Proposal to approve, by non-binding vote, compensation of named executive officers.	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/989207/20210319/NPS_461049.PDF
JP Morgan Chase	JPM	46625H	5/17/2021	1. Election of directors.
2. Advisory resolution to approve executive compensation
3. Ratification of independent registered public accounting firm
4. Independent board chairman
5. Approval of Amended and Restated Long-Term Incentive Plan effective May 18, 2021
6. Improve shareholder written consent
7. Political and electioneering expenditure congruency report
				8. Gender/Racial pay equity	Porposed by the Issuer	For the proposals proposed by management and against the proposals proposed by security-holders	With management
Opko Health Inc	OPK	68375N103	6/23/2021	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• A non-binding advisory vote to approve the compensation paid to named executive officers of the Company ("Say on Pay").
				•To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	Porposed by the Issuer	For the proposal	With management	https://www.proxydocs.com/branding/966241/edocs/2021/brokers/
Aveo Pharmaceuticals	AVEO	53588109	6/18/2018	Vote on election of directors	Proposed by the Issuer	For the proposals	With management	https://proxydocs.com/branding/965556/edocs/2021/brokers/
To approve a non-binding advisory vote on executive compensation.
Approve an amendment to the AVEO Pharmaceuticals, Inc. 2019 Equity Incentive Plan to increase the number of shares of common stock reserved for issuance thereunder.
To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2021.
Approve the amendment and restatement of the 2010 Employee Stock Purchase Plan to increase the number of shares of common stock reserved for issuance thereunder from 76,400 to 576,400 and to make certain other changes.
Laredo Petroleum Inc	LPI	516806	5/19/2021	To elect directors
Advisory vote to approve the compensation of the named executive officers.
The ratification of Grant Thornton LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2021
To approve amendments to the Laredo Petroleum, Inc. Omnibus Equity Incentive Plan to, among other items, (1) require a double trigger for payout in the event of a change in control and (2) increase the maximum number of shares of our common stock issuable under the plan from 1,492,500 shares to 2,432,500 shares
				To approve amendments to the Second Amended and Restated Certificate of Incorporation of Laredo Petroleum, Inc. to implement a majority voting standard for a stockholder vote to (1) amend certain provisions of the Charter, (2) amend the Bylaws or (3) remove a Director for cause.	Porposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/516806/20210323/NPS_461529/?page=1
EXXON MOBIL CORP	XOM	30231G	5/25/2021	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. Advisory Approval of Executive Compensation.
4. Independent Chairman.
5. Special Shareholder Meetings.
6. Report on Scenario Analysis.
7. Report on Environmental Expenditures.
8. Report on Political Contributions.
9. Report on Lobbying.
				10. Report on Climate Lobbying.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://reenergizexom.com/protect-the-value-of-your-investment/
Walmart Inc	WMT	931142	6/1/2021	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. Advisory Approval of Executive Compensation.
4. Report on Refrigerants Released from Operations.
5. Report on Lobbying Disclosures..
6. Report on Alignment of Racial Justice Goals and Starting Wages.
7. Create a Pandemic Workforce Advisory Council.
				8. Report on Statement of the Purpose of a Corporation.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://stock.walmart.com/investors/financial-information/annual-reports-and-proxies/default.aspx
Diamondback Energy	FANG	25278X	6/2/2021	1. Election of directors.
2. Proposal to approve, on an advisory basis, the compensation paid to the Company's named executive officers.
3. Proposal to approve an amendment to the Company's amended and restated certificate of incorporation to increase the total number of authorized shares of common stock from 200,000,000 shares to 400,000,000 shares..
4. Proposal to approve the Company's 2021 Amended and Restated Equity Incentive Plan.
				5. Proposal to ratify the appointment of Grant Thornton LLP as the Company's independent auditors for the fiscal year ending December 31, 2021.	Proposed by the Issuer	For the proposal	With management	http://www.envisionreports.com/FANG/2021/28526MA21E/default.htm?voting=false
Garmin LTD	GRMN	H2906T	6/3/2021
1. Approval of Garmin's 2020 Annual Report, including the consolidated financial statements of Garmin for the fiscal year ended December 26, 2020 and the statutory financial statements of Garmin for the fiscal year ended December 26, 2020.
2. Approval of the appropriation of available earnings.
3. Approval of the payment of a cash dividend in the aggregate amount of U.S. $2.68 per outstanding share out of Garmin's reserve from capital contribution in four equal installments.
4. Discharge of the members of the Board of Directors and the Executive Management from liability for the fiscal year ended December 26, 2020.
				Other Votes	Proposed by the Issuer	For the proposal	With management	https://central.proxyvote.com/pv/agnfwd/en_us
TJX Companies	TJX	872540	6/7/2021	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. Advisory approval of TJX's executive compensation (the say-on-pay vote).
4. Shareholder proposal for a report on animal welfare.
				5. Shareholder proposal for setting target amounts for CEO compensation.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/872540/20210409/NPS_467280.PDF
Mercadolibre Inc	MELI	58733R	6/7/2021	1. Election of directors. 2. Ratification of Appointment of Public Accounting Firm. 3. To approve, on an advisory basis, the compensation of our named executive officers for fiscal year 2020.	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/58733R/20210412/NPS_469333/?page=1
MARKETAXESS HOLDINGS INC	MKTX	57060D	6/8/2021	1. Election of directors. 2. Ratification of Appointment of Public Accounting Firm. 3. To approve, on an advisory basis, the compensation of our named executive officers	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/57060D/20210412/COMBO_467534.PDF
Target Corporation	TGT	87612E	6/8/2021	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. To approve, on an advisory basis, the compensation of our named executive officers
				4. Shareholder proposal to amend the proxy access bylaw to remove the shareholder group limit.	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/87612E/20210412/NPS_466275/?page=1
General Motors	GM	37045V	6/13/2021	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. To approve, on an advisory basis, the compensation of our named executive officers
4. Shareholder Proposal Regarding Shareholder Written Consent.
				5. Shareholder Proposal Regarding a Report on Greenhouse Gas Emissions Targets as a Performance Element of Executive Compensation.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://investor.gm.com/shareholder
Mastercard Inc	MA	57636Q	6/21/2021	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. To approve, on an advisory basis, the compensation of our named executive officers
4. Approval of the amendment and restatement of the Mastercard Incorporated 2006 Long Term Incentive Plan.
5. Approval of the amendment and restatement of the Mastercard Incorporated 2006 Non-Employee Director Equity Compensation Plan.
				6. Approval of amendments to Mastercard's Certificate of Incorporation to remove supermajority voting requirements.	Proposed by the Issuer	For the proposal	With management	https://mastercardannualmeeting.com/
ETFMG PRIME CYBER SECURITY ETF	HACK	26924G	5/27/2021	To approve the Agreement and Plan of Reorganization (the "Plan") approved by the Board of Trustees of ETF Managers Trust, which provides for the reorganization of the Target Funds into the corresponding acquiring funds (together, the "Acquiring Funds"), each a newly created series of ETF Series Solutions ("ESS") (the "Reorganization").	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/MC6991/20210322/NPS_466533.PDF
First BanCorp	FBP	318672	5/20/2021	• To elect directors
• To approve on a non-binding basis the 2020 compensation of First BanCorp's named executive officers.
				• To ratify the appointment of Crowe LLP as our independent registered public accounting firm for our 2021 fiscal year.	Proposed by the Issuer	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/318672/20210331/NPS_463422/?page=1
Chevron Corp	CVX	166764	5/25/2021	• Vote on election of directors
• Ratification of Appointment of PricewaterhouseCoopers LLP as Independent Registered Public Accounting Firm.
• Advisory Vote to Approve Named Executive Officer Compensation.
• Reduce Scope 3 Emissions.
• Report on Impacts of Net Zero 2050 Scenario.
• Shift to Public Benefit Corporation.
• Report on Lobbying.
• Independent Chair.
				• Special Meetings.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/166764/20210330/NPS_462665.PDF
Facebook, Inc	FB	30303M102	5/30/2021	Vote on election of directors.
To ratify the appointment of Ernst & Young LLP as Facebook, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2021.
To approve an amendment to the director compensation policy.
A shareholder proposal regarding dual class capital structure.
A stockholder proposal regarding an independent chair.
A shareholder proposal regarding child exploitation.
A shareholder proposal regarding human/civil rights expert on board.
A shareholder proposal regarding platform misuse.
				A shareholder proposal regarding public benefit corporation.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/30303M/20210401/NPS_466719/?page=1
Paypal Holdings, Inc	PYPL	70450Y103	5/25/2021	Vote on election of directors
Ratification of the appointment of PricewaterhouseCoopers LLP as our independent auditor for 2021.
Advisory vote to approve the compensation of our named executive officers.
Stockholder proposal - Stockholder right to act by written consent.
				Stockholder Proposal - Assessing Inclusion in the Workplace.	Mixed proposals (both Issuer and security-holder)	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/70450Y/20210330/NPS_464176/?page=1
Diamondback Energy	FANG	25278X	6/2/2021	1. Election of directors.
2. Proposal to approve, on an advisory basis, the compensation paid to the Company's named executive officers.
3. Proposal to approve an amendment to the Company's amended and restated certificate of incorporation to increase the total number of authorized shares of common stock from 200,000,000 shares to 400,000,000 shares..
4. Proposal to approve the Company's 2021 Amended and Restated Equity Incentive Plan.
				5. Proposal to ratify the appointment of Grant Thornton LLP as the Company's independent auditors for the fiscal year ending December 31, 2021.	Proposed by the Issuer	For the proposal	With management	http://www.envisionreports.com/FANG/2021/28526MA21E/default.htm?voting=false
MARKETAXESS HOLDINGS INC	MKTX	57060D	6/8/2021	1. Election of directors. 2. Ratification of Appointment of Public Accounting Firm. 3. To approve, on an advisory basis, the compensation of our named executive officers	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/57060D/20210412/COMBO_467534.PDF
Heron Therapeuthics	HRTX	427746102	6/17/2021	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. To approve, on an advisory basis, compensation paid to our Named Executive Officers during the year ended December 31, 2020.
4. To amend the Company's 2007 Amended and Restated Equity Incentive Plan (the "2007 Plan") to increase the number of shares of common stock authorized for issuance thereunder from 25,800,000 to 27,800,000.
				5. To amend the Company's 1997 Employee Stock Purchase Plan, as amended (the "ESPP") to increase the number of shares of common stock authorized for issuance thereunder from 775,000 to 975,000.	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/427746/20210420/NPS_467499.PDF
NIO Inc	NIO	62914V	5/26/2021	AS A SPECIAL RESOLUTION, THAT the Company's Eleventh Amended and Restated Memorandum and Articles of Association (the "Current M&AA") be amended and restated by the deletion in their entirety and by the substitution in their place of the Twelfth Amended and Restated Memorandum and Articles of Association, substantially in the form attached hereto as Exhibit A (the "Amended and Restated M&AA").	Proposed by the Issuer	For the proposal	With management
Cargurus Inc	CARG	141788	6/1/2021	1. Election of directors. 2. Ratification of Appointment of Public Accounting Firm. 3. To approve, on an advisory basis, the compensation of our named executive officers	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/141788/20210406/NPS_465413.PDF
Constellation Pharmaceuticals Inc	CNST	210373	6/1/2021	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. To approve, on an advisory basis, the compensation of our named executive officers.
				4. To approve, on an advisory basis, the frequency of future advisory votes on executive compensation.	Proposed by the Issuer	For the proposal	With management	https://www.proxydocs.com/branding/965497/edocs/2021/brokers/
WIRELESS TELECOM GROUP, INC	WTT	976524	6/2/2021	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. To approve, on an advisory basis, the compensation of our named executive officers.
				4. Approval of the 2021 Long-Term Incentive Plan.	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/976524/20210416/NPS_466270.PDF
NVIDIA Corp	NVDA	67066G	6/2/2021	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. To approve, on an advisory basis, the compensation of our named executive officers.
				4. Approval of an amendment to our charter to increase the number of authorized shares of common stock from 2 billion shares to 4 billion shares.	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/67066G/20210405/COMBO_466520/?page=1
TRACON PHARMACEUTICALS, INC	TCON	89237H	6/6/2021	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. To indicate, on an advisory basis, the preferred frequency of future stockholder advisory votes on the compensation of the Company's named executive officers.
4. To approve an amendment to the Tracon Pharmaceuticals, Inc. 2015 Equity Incentive Plan.
5. To approve an amendment to the Tracon Pharmaceuticals, Inc. 2015 Employee Stock Purchase Plan.
				6. To approve, on an advisory basis, the compensation of the Company's named executive officers.	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/89237H/20210420/NPS_467905.PDF
Sientra Inc	SIEN	82621J105	6/9/2021	1. Election of directors. 2. Ratification of Appointment of Public Accounting Firm. 3. To approve, on an advisory basis, the compensation of our named executive officers	Proposed by the Issuer	For the proposal	With management	https://materials.proxyvote.com/Approved/82621J/20210420/NPS_467766/?page=1
Impinj, Inc	PI	453204	6/9/2021	1. Election of directors. 2. Ratification of Appointment of Public Accounting Firm. 3. To approve, on an advisory basis, the compensation of our named executive officers	Proposed by the Issuer	For the proposal	With management	https://www.astproxyportal.com/ast/20867/
WINDTREE THERAPEUTICS, INC	WINT	97382D	6/14/2021	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. To approve, on an advisory basis, the compensation of our named executive officers.
				4. To approve, on an advisory basis, the frequency of future advisory votes on executive compensation.	Proposed by the Issuer	For the proposal	With management	https://www.sec.gov/Archives/edgar/data/946486/000143774921010496/wint20210428_def14a.htm
APOLLO ENDOSURGERY, INC	APEN	03767D	6/16/2021	1. Election of directors. 2. Ratification of Appointment of Public Accounting Firm.	Proposed by the Issuer	For the proposal	With management	https://www.proxydocs.com/branding/965541/edocs/2021/brokers/

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Balanced Fund, LLC

By:	/s/ Ignacio Canto
Ignacio Canto
President (Principal Executive Officer)

Date:	August 13, 2021

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